Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Domestic
Maturities of time deposits:
Due in one year or less	¥ 37,037,913
Due after one year through two years	3,730,654
Due after two years through three years	2,107,465
Due after three years through four years	625,553
Due after four years through five years	602,508
Due after five years	859,518
Total	44,963,611
Foreign
Maturities of time deposits:
Due in one year or less	40,424,172
Due after one year through two years	514,655
Due after two years through three years	141,238
Due after three years through four years	25,356
Due after four years through five years	15,860
Due after five years	16,492
Total	¥ 41,137,773